Condensed Consolidated Interim Statements of Cash Flows (unaudited) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021
Cash flows from (used in) operating activities
Net loss	$ (13,740,984)	$ (9,802,434)	$ (31,667,877)	$ (18,354,031)
Add items not affecting cash
Share-based payment			2,510,322	4,369,031
Interest accrued				73,927
Foreign exchange			(129,395)	(793,790)
Amortisation - pilot plant			11,249,269	8,035,456
Amortisation - intangible asset			143,407	143,407
Amortisation - office lease			51,839
Interest expense			10,106
Net changes in non-cash working capital items to operations:
Receivables			(51,891)	(107,133)
Prepaid expenses			(1,758,404)	(57,375)
Accounts payable and accrued liabilities			1,271,411	227,567
Compensation shares issued			500,000
Net cash used in operating activities			(17,871,213)	(6,462,941)
Cash flows used in investing activities
Exploration and evaluation assets			(2,069,120)	(5,535,052)
Pilot plant			(666,308)	(3,982,092)
Commercial plant development			(983,062)
Net cash used in investing activities			(3,718,490)	(9,517,144)
Cash flows from financing activities
Proceeds from private placement, net of costs			120,452,352	31,867,688
Share issuance costs			(255,431)
Exercise of warrants			7,389,127	9,030,930	$ 10,190,569
Exercise of options			2,986,499	1,204,000	1,241,500
Lease payments			(57,986)
Net cash from financing activities			130,514,562	42,102,618
Net change in cash			108,924,859	26,122,533
Cash, beginning of period			27,988,471	4,141,494	4,141,494
Cash, end of period	$ 136,913,330	$ 30,264,027	$ 136,913,330	$ 30,264,027	$ 27,988,471